Long-Term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) Investment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
(Loss) gain from equity method investments	¥ (4,886)	$ (767)	¥ 1,349	¥ (136)
Impairment loss on long-term investments	5,000	$ 785	¥ 882
Long-term Investments
Schedule Of Equity Method Investments [Line Items]
Investment committed amount but not yet paid | ¥	¥ 9,840
Limited Partnerships
Schedule Of Equity Method Investments [Line Items]
Number of investments	3
Private Company
Schedule Of Equity Method Investments [Line Items]
Number of investments	2